OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
OTHER ASSETS

4. OTHER ASSETS:

Other assets consist of the following:

December 31,	2012	2011

Intangible assets, net	$207,267	$213,600
Security deposits	46,953	56,394
Total	$254,220	$269,994

Intangible assets consist of the following:

December 31,	2012		2011
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$314,958	$107,691	$296,002	$82,402

Amortization expense amounted to $25,289 and $15,399 for the years ended December 31, 2012 and 2011, respectively. Amortization expense from inception to December 31, 2012 amounted to $107,691.

Amortization expense is anticipated to be approximately $25,000 per year for the next five years ended December 31, 2017.